Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc. (the “Company”)

Credit Suisse Commercial Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: CSMC Trust 2017-MOON – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file provided to us on July 7, 2017 containing information pertaining to the mortgage loan and the related mortgaged property (the “Data File” defined below) which we were informed are to be included as collateral in the offering of the CSMC Trust 2017-MOON Commercial Mortgage Pass-Through Certificates, Series 2017-MOON. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file (CSMC 2017-MOON_7.7.17.xlsx) provided to us by the Company on July 7, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”).
●	The term “Cut-Off Date” means the payment date in July 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
July 7, 2017

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Deal Name	Provided by The Company
Property Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, USPS
County	Appraisal, Engineering Report
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	Borrower Rent Roll, Underwritten Rent Roll, Lease
Unit of Measure	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Environmental Report Type	Environmental Report
Environmental Report Date	Environmental Report
Environmental Insurance	Insurance Certificate, Insurance Review
Phase II Recommended	Environmental Report
Phase II Performed	Environmental Report
Engineering Report Date	Engineering Report
Seismic Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate, Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate, Insurance Review
Loan Purpose	Closing Statement, Loan Agreement
Appraised Value	Appraisal
Appraised CapRate (%)	Appraisal
Appraisal Value Date	Appraisal
As-Is Appraised Value	Appraisal
As-Is Appraised Value Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal
"FIRREA” Eligible	Appraisal
Appraiser Designation	Appraisal
Pari Passu Note Control (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Pari Passu Piece-In Trust	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement

Attribute	Source Document
Total Non Trust Pari Passu Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Total Original Balance Pari Passu Debt	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Total Pari Passu Annual Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD', the Total Pari Passu Annual Debt Service was recomputed using the following formula: Interest Rate (%) multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the Total Original Balance Pari Passu Debt.
Addit Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Addit Debt Exist (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Additional Debt Type(s)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Interest Rate (%)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Accrual Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Monthly Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement. For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD', the Monthly Debt Service was recomputed using the following formula: Interest Rate (%) multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the Original Balance.
I/O Period	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
CutOff Date	Provided by The Company
Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Late Payment)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

Attribute	Source Document
Maturity/ARD Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Final Mat Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD Step Up (%)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial IO Last IO Payment	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial IO Loan First P&I Payment	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Call Protection Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lockout End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance Allowed	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance Summary	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. Allowed	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Yield Maint. Provision	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment/Defeasance Begin Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original String	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Permitted (Y/N)	Loan Agreement, Promissory Notes, Deed of Trust, Mortgage
Partial Release Provisions	Loan Agreement, Promissory Notes, Deed of Trust, Mortgage
Current Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Current Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
2014 Revenues	Underwritten Financial Schedule
2014 Total Expenses	Underwritten Financial Schedule
2014 NOI	Underwritten Financial Schedule
2015 Revenues	Underwritten Financial Schedule
2015 Total Expenses	Underwritten Financial Schedule
2015 NOI	Underwritten Financial Schedule
2016 Revenues	Underwritten Financial Schedule
2016 Total Expenses	Underwritten Financial Schedule
2016 NOI	Underwritten Financial Schedule
Most Recent Revenues	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule

Attribute	Source Document
Most Recent NOI	Underwritten Financial Schedule
Most Recent NCF	Underwritten Financial Schedule
As of	Underwritten Financial Schedule
Most Recent Financials Start Date	Underwritten Financial Schedule
UW Revenues	Underwritten Financial Schedule
UW Total Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Capital Items	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule
U/W Economic Occupancy	Underwritten Financial Schedule
CTL (Y/N)	Credit Tenant Lease
Single Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
5th Largest Tenant	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Master Lease (Y/N)	Lease Agreement
Master Lease Details	Lease Agreement
Title Type	Proforma Title Policy, Title Policy, Escrow Instruction Letter
Ground Lease Expiration	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Extension Terms	Proforma Title Policy, Title Policy, Ground Lease

Attribute	Source Document
Annual Ground Lease Payment	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Escalation Terms	Proforma Title Policy, Title Policy, Ground Lease
SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Assumption Fees	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Crossed Loan	Cross-Collateralization Agreement, Loan Agreement
Related Borrower	Guaranty of Recourse Obligations
Recycled SPE (Yes/No)	Recycled Entity Certificate, Borrower’s Certification, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Principal Name	Guaranty of Recourse Obligations
Tenant-in-Common	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Non-Delaware LLC? (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Independent Directors	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Non-Consolidation Opinion (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Non-consolidation letter
Lockbox (Y/N)	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox In-place	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox Type	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Lockbox Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management (Springing/In-place)	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Subservicer In Place (Y/N)	Provided by The Company
Subservicer Name	Provided by The Company
Subservicer Fee	Provided by The Company
Master Servicing Fee Rate	Provided by The Company
Primary Servicing Fee Rate	Provided by The Company
Trustee & Paying Agent Fee	Provided by The Company
Senior Trust Advisor Fee	Provided by The Company
CREFC Fee	Provided by The Company
Cash/Pmt Collection Function	Provided by The Company
Replacement Reserve Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront CapEx Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Eng. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage

Attribute	Source Document
Upfront Envir. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TILC Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront TI/LC Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront RE Tax Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Insurance Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Ins. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Upfront Debt Service Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Upfront Other Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Capex Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Envir. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly TI/LC Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly RE Tax Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Monthly Ins. Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Monthly Debt Service Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Monthly Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Interest on Taxes & Insurance	Loan Agreement, Reserve Agreement, Mortgage
Interest on Replacement Reserves	Loan Agreement, Reserve Agreement, Mortgage
Interest on TI&LC Account	Loan Agreement, Reserve Agreement, Mortgage
Interest on Environmental Reserve	Loan Agreement, Reserve Agreement, Mortgage
Interest on Debt Service Reserve	Loan Agreement, Reserve Agreement, Mortgage
Interest on Other Reserve	Loan Agreement, Reserve Agreement, Mortgage
Interest on Eng. Reserve	Loan Agreement, Reserve Agreement, Mortgage
Capex Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Envir. Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
RE Tax Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Debt Service Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage

Attribute	Source Document
Other Reserve Cash or LOC	Loan Agreement, Reserve Agreement, Mortgage
Counterparty of LOCs	Loan Agreement, Reserve Agreement, Mortgage
CapEx Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Envir. Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
RE Tax Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Insur. Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Debt Service Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Cap	Loan Agreement, Reserve Agreement, Mortgage
Prior Securitization	Provided by The Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Cut-off Date Pari Passu Debt	Recompute using the Total Original Balance Pari Passu Debt, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Pari Passu Annual Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Total Maturity Balance Pari Passu Debt	Recompute using the Total Original Balance Pari Passu Debt, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Pari Passu Annual Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Total Maturity Balance Pari Passu Debt as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Total Pari Passu Annual Debt Service that is due on the “Maturity/ARD Date.”
Total Cut-off Date Debt Balance (Pari +B-note +Mezz)	The sum of (i) Total Cut-off Date Pari Passu Debt and (ii) the B-Note.
Total Debt Maturity Balance (Pari + B-note + Mezz)	The sum of (i) Total Maturity Balance Pari Passu Debt and (ii) the B-Note.
Total Debt (Mortgage + B-note + Mezz) Annual Debt Service	The sum of (i) Total Pari Passu Annual Debt Service and (ii) Interest Rate (%) multiplied by the number of days in the month (30 for 30/360 loans and actual for Actual 360 loans) multiplied by the B-Note original balance.
Original Loan/ Unit	Original Balance divided by Total SF/Units.
Cutoff Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Cutoff Balance/Unit	Cutoff Balance divided by Total SF/Units.
Maturity Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections. Recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service that is due on the “Maturity/ARD Date”.

ATTACHMENT B

Attribute	Calculation Methodology
Maturity Balance per Unit	Maturity Balance divided by Total SF/Units.
Annual Debt Service	Monthly Debt Service multiplied by 12.
Term	Number of payments between and including the Maturity/ARD Date and the First Payment Date.
Rem. Term	Term less Seasoning.
Amort. Term	For the Mortgage Loan identified on the Data File for which the Amortization Type characteristic is 'Interest Only' show as '0', (the "Interest Only Loan").
Rem. Amort.	Amort. Term minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the CutOff Date.
Lockout Remaining	Number of payments between and including the Lockout End Date and the CutOff Date.
Remaining Defeasance Payments	Number of payments between and including the Defeasance End Date and the CutOff Date minus Lockout Remaining.
Remaining Yield Maintenance Payments	Number of payments between and including the Yield Maint. End Date and the CutOff Date minus Lockout Remaining.
Open Payments	Number of payments between and including the Maturity/ARD Date but excluding the later of the (i) Defeasance End Date and (ii) Yield Maint. End Date.
Cutoff LTV (%)	For the Pari Passu Note Control (Y/N) characteristic is ‘Yes’ or ‘No’, (the “Pari Passu Loans”), we used Total Cut-off Date Pari Passu Debt divided by Appraised Value.
Maturity LTV (%)	For the Pari Passu Loans, we used Total Maturity Balance Pari Passu Debt divided by Appraised Value.
UW NOI DSCR	For the Pari Passu Loans, we used UW NOI divided by Total Pari Passu Annual Debt Service.
UW NCF DSCR	For the Pari Passu Loans, we used UW NCF divided by Total Pari Passu Annual Debt Service.
Underwritten NOI Debt Yield	For the Pari Passu Loans, we used UW NOI divided by the amount equals Total Cut-off Date Pari Passu Debt.
Underwritten NCF Debt Yield	For the Pari Passu Loans, we used UW NCF divided by the amount equals Total Cut-off Date Pari Passu Debt.
Total Debt NOI DSCR	UW NOI divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt NCF DSCR	UW NCF divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt Debt NOI DY	UW NOI divided by the amount equals to Total Cut-off Date Debt Balance (Pari + B-note + Mezz).
Total Debt Debt NCF DY	UW NCF divided by the amount equals to Total Cut-off Date Debt Balance (Pari + B-note + Mezz).
Total Debt CUT_OFF_LTV	The amount equals to the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided Appraised Value.
Total Debt MAT_LTV	The Total Debt Maturity Balance (Pari + B-note + Mezz) divided by the Appraised Value.
Total Debt Per Unit	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Total SF/Units.
Largest Major Tenant NRA %	Unit Size divided by Total SF/Units.

ATTACHMENT B

Attribute	Calculation Methodology
2nd Largest Tenant NRA %	2nd Largest Tenant Unit Size divided by Total SF/Units.
3rd Largest Tenant NRA %	3rd Largest Tenant Unit Size divided by Total SF/Units.
4th Largest Tenant NRA %	4th Largest Tenant Unit Size divided by Total SF/Units.
5th Largest Tenant NRA %	5th Largest Tenant Unit Size divided by Total SF/Units.
Admin. Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate, Trustee & Paying Agent Fee, Senior Trust Advisor Fee, CREFC Fee.
Net Mortgage Interest Rate	Interest Rate (%) minus Admin. Fee.
Servicer Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate.

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1